Operating Leases (Q2) (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) $ / ft²	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)
Adoption of FASB ASC Topic 842 "Leases" [Abstract]
Right-of-use asset	$ 840		$ 840		$ 0
Lease liability	852		852
Rent expense for operating leases	100	$ 100	100	$ 100
Assets [Abstract]
Non-current assets	840		840
Total operating lease assets	840		840		0
Current [Abstract]
Operating lease liability, Current	(262)		(262)		0
Non-current [Abstract]
Operating lease liability, Non-current	(590)		(590)		0
Total operating lease liabilities	(852)		(852)
Maturity of Lease Liabilities [Abstract]
Remainder of 2019	147		147
2020	299		299
2021	303		303
2022	169		169
Total undiscounted minimum future lease payments	918		918
Less: imputed interest	66		66
Present value of lease liabilities	$ 852		$ 852
Office and Warehouse Facilities [Member]
Adoption of FASB ASC Topic 842 "Leases" [Abstract]
Annual escalation clause			3.50%
Lease renewal term	5 years		5 years
Original Office and Warehouse Facilities [Member]
Adoption of FASB ASC Topic 842 "Leases" [Abstract]
Base rent (per square foot) | $ / ft²			13.02
Additional Office and Warehouse Facilities in 2017 [Member]
Adoption of FASB ASC Topic 842 "Leases" [Abstract]
Base rent (per square foot) | $ / ft²			15.50
Additional Office and Warehouse Facilities in 2019 [Member] | Minimum [Member]
Adoption of FASB ASC Topic 842 "Leases" [Abstract]
Annual escalation clause			2.00%
Additional Office and Warehouse Facilities in 2019 [Member] | Maximum [Member]
Adoption of FASB ASC Topic 842 "Leases" [Abstract]
Annual escalation clause			5.00%
Additional Office Facilities [Member]
Adoption of FASB ASC Topic 842 "Leases" [Abstract]
Lease term	3 years		3 years
Base monthly rental rates			$ 8,856
Additional Warehouse Facilities [Member]
Adoption of FASB ASC Topic 842 "Leases" [Abstract]
Lease term	3 years		3 years
Base monthly rental rates			$ 4,492
ASU 842 [Member]
Adoption of FASB ASC Topic 842 "Leases" [Abstract]
Right-of-use asset					500
Lease liability					500
Assets [Abstract]
Total operating lease assets					500
Non-current [Abstract]
Total operating lease liabilities					(500)
Maturity of Lease Liabilities [Abstract]
Present value of lease liabilities					$ 500